Finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2024
Finance income (expense)
Schedule of finance income (expense)
(€ million)	2024	2023	2022
Finance income	7,715	7,417	8,450
Finance expense	(8,980)	(8,113)	(9,333)
Net finance income (expense) from financial assets at fair value through profit or loss	388	284	(55)
Income (expense) from derivative financial instruments	278	(61)	13
Finance income (expense)	(599)	(473)	(925)

Schedule of analysis of finance income (expense)
(€ million)	2024	2023	2022
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	(827)	(667)	(507)
Net finance income (expense) on financial assets held for trading	367	250	(53)
Net income (expenses) on other financial assets valued at fair value with effects on profit and loss	21	34	(2)
Interest and other expense due to banks and other financial institutions	(358)	(207)	(128)
Interest expense on lease liabilities	(314)	(267)	(315)
Interest from banks	294	356	57
Interest and other income on financial receivables and securities held for non-operating purposes	161	14	9
	(656)	(487)	(939)
Exchange differences	(38)	255	238
Income (expense) from derivative financial instruments	278	(61)	13
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	44	153	128
Capitalized finance expense	222	94	38
Finance expense due to the passage of time (accretion discount) (a)	(261)	(341)	(199)
Other finance income (expense)	(188)	(86)	(204)
	(183)	(180)	(237)
	(599)	(473)	(925)

(a) The item relates to the increase in provisions for contingencies that are shown at present value in non-current liabilities.